INCOME TAXES - Disclosure of detailed information about components of deferred income tax expense (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2021 CAD ($)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CAD ($)	Aug. 31, 2020 USD ($)
Major components of tax expense (income) [abstract]
Origination and reversal of temporary differences	$ (27,244)		$ (37,875)
Change in tax rate and rate differences	1,292		421
Change in unrecognized temporary differences	26,026		27,245
Prior period adjustments	(74)		(262)
Total income tax recovery	$ 0	$ 0	$ (10,471)	$ (10,471)